Equity reserves - Schedule of number, weighted average exercise price and value of RSU, options and warrants (Details) Share in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 $ / shares	Dec. 31, 2025 USD ($) Share	Dec. 31, 2024 $ / shares	Dec. 31, 2024 USD ($) Share
Number
Granted | Share		45		1,618
Ending balance | Share		1,635
Weighted average exercise price
Granted | $ / shares	$ 2.46		$ 2.51
Ending balance | $ / shares	4.25
Aggregate Value [Roll Forward]
Beginning balance		$ 11,853		$ 12,200
Granted		14,141		1,812
Exercised		(204)		(693)
Expired		(7,020)		(544)
Forfeited		(929)		(922)
Ending balance		$ 17,841		$ 11,853
RSUs [Member]
Number
Beginning Balance | Share		70		217
Granted | Share		1,888		0
Exercised | Share		(599)		(83)
Expired | Share		0		0
Forfeited | Share		(54)		(64)
Ending balance | Share		1,305		70
Value
Beginning balance		$ 240		$ 830
Granted		2,004		308
Exercised		(204)		(693)
Expired		0		0
Forfeited		(59)		(205)
Ending balance		$ 1,981		$ 240
Options [Member]
Number
Beginning balance | Share		2,144		890
Granted | Share		45		1,618
Exercised | Share		0		0
Expired | Share		(88)		(32)
Forfeited | Share		(466)		(332)
Ending balance | Share		1,635		2,144
Weighted average exercise price
Beginning balance | $ / shares	4.66		10.08
Granted | $ / shares	2.46		2.51
Exercised | $ / shares	0		0
Expired | $ / shares	(6.7)		(30.4)
Forfeited | $ / shares	(5.07)		(6.22)
Ending balance | $ / shares	4.25		4.66
Value
Beginning balance		$ 4,892		$ 4,649
Granted		554		1,504
Exercised		0		0
Expired		(299)		(544)
Forfeited		(870)		(717)
Ending balance		$ 4,277		$ 4,892
Warrants [Member]
Number
Beginning Balance | Share		328		328
Granted | Share		20,178		0
Exercised | Share		0		0
Expired | Share		(328)		0
Forfeited | Share		0		0
Ending balance | Share		20,178		328
Weighted average exercise price
Beginning balance | $ / shares	13		13
Granted | $ / shares	0.57		0
Exercised | $ / shares	0		0
Expired | $ / shares	(13)		0
Forfeited | $ / shares	0		0
Ending balance | $ / shares	$ 0.57		$ 13
Value
Beginning balance		$ 6,721		$ 6,721
Granted		11,583		0
Exercised		0		0
Expired		(6,721)		0
Forfeited		0		0
Ending balance		$ 11,583		$ 6,721